INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
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Reconciliation of Income Taxes at Statutory Rates
A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2019	2018

Net profit (loss) for the year	$(15,615,773)	$1,182,308
Statutory rate	27.00%	27.00%
Expected income tax (recovery)	$(4,216,259)	$319,224
Permanent differences	1,350,167	5,165,153
Impact of flow-through shares	1,114,153	496,463
Share issuance costs	-	-
Adjustment to prior years provision versus statutory tax returns	165,160	(7,689)
Change in unrecognized deductible temporary differences and other	2,519,062	(6,282,449)
Total	$932,283	$(309,298)

Summary of Income Tax (Recovery) Expense	The Company’s income tax (recovery) expense is comprised of the following:

	2019	2018

Deferred income tax expense (recovery)	$932,283	$(309,298)
Total	$932,283	$(309,298)

Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation	The Company’s deferred tax items recognized in OCI during the year:

	2019	2018
Change in fair value of convertible debentures attributable to the change in credit risk	$(867,238)	$-
Total	$(867,238)	$-

Summary of Deferred Tax (Assets) and Liabilities
The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2019	2018
Exploration and evaluation assets	$8,464,017	$5,997,824
Convertible debentures	8,565,347	4,040,500
Non-capital losses	(16,067,850)	(9,638,615)
Share issuance costs	(194,576)	(177,234)
Equipment	(41,872)	(24,109)
Net deferred tax liabilities	$725,066	$199,366

Summary of Movement in Deferred Tax Liability
Movement in the Company’s deferred tax liability balance in the year is as follows:

	2019	2018
Opening balance	$199,366	$280,740
Recognized in income tax expense	1,488,534	34,454
Recognized in OCI/equity	(962,834)	(115,828)
Net deferred tax liability	$725,066	$199,366

Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses
The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2019	Expiry Date Range	2018	Expiry Date Range
Temporary Differences
Non-capital losses available for future periods	$42,080,000	2031 to 2039	$31,030,000	2031 to 2038

Net capital losses	355,000	No expiry	355,000	No expiry

Share issuance costs	4,288,000	-	8,179,000	-
Convertible debt	4,146,000	-	-	-

Equipment	894,000	-	424,000	-
Tax attributes are subject to review, and potential adjustment, by tax authorities.